HOMESTEAD FUNDS, INC.

4301 Wilson Boulevard

Arlington, VA 22203

November 13, 2015

VIA EDGAR

Alison White, Esq.

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Homestead Funds, Inc. (the “Registrant” or the “Company”) File No. 33-35788

Dear Ms. White:

Enclosed for filing via EDGAR pursuant to Rule 14a-6(b) under the Securities Exchange Act of 1934, as amended (the “1934 Act”), is a definitive proxy statement, form of proxy, and other soliciting material for a Special Meeting of Shareholders of the International Value Fund (the “Fund”), a series of the Registrant, to be held on January 5, 2016.

In a phone conversation on November 5, 2015 with me and my colleague Alex Nagy, you conveyed the comments from the Securities and Exchange Commission’s staff (the “Staff”) with respect to the preliminary proxy statement filed pursuant to Rule 14a-6(a) under the 1934 Act on November 2, 2015 (the “Preliminary Proxy”). A summary of the Staff’s comments, along with the Registrant’s responses to those comments, are set forth below. All page references are to numbered pages of the Preliminary Proxy.

GENERAL MATTERS

1.	Comment:

Please provide a Tandy Letter along with the response to these comments.

Response:

The appropriate representations are included at the end of this letter.

PROXY STATEMENT

2.	Comment:

On page 4, to avoid confusion please consider removing the discussion of the Fund name change and investment objective change from “Discussion of the Proposal.”

U.S. Securities and Exchange Commission

November 13, 2015

Response:

Comment accepted. Registrant has removed this disclosure.

3.	Comment:

On page 4 and throughout the proxy statement, since there is only one proposal, please consider removing the “Proposal 1” from the identification of the proposal.

Response:

Comment accepted. Throughout the proxy statement, the proposal is referred to simply as the “Proposal.”

4.	Comment:

On page 4, in the second paragraph under “Background,” please disclose whether the interim subadviser was approved by a majority of the independent Directors, as required by Rule 15a-4 under the 1940 Act.

Response:

Comment accepted. This disclosure has been added.

5.	Comment:

On page 4, please disclose that the subadvisory fee for SSGA FM, the interim subadviser, is not greater than the subadvisory fee for Mercator, the previous subadviser.

Response:

Comment accepted. The requested disclosure has been added.

6.	Comment:

On page 4 and following, under the discussion of the proposal, please provide more information on possible consequences of rejection of the proposal, including the fund closing and no changes in the fund name or investment objective.

Response:

Comment accepted. The requested disclosure has been added.

7.	Comment:

On page 5, please disclose the aggregate investment advisory fee paid to the Fund’s prior sub-adviser during the last fiscal year, as required by Schedule 14A, Item 22(c)(1)(iii).

Response:

Comment accepted. Registrant has provided the requested information and noted that SSGA FM, as of December 31, 2014, had not yet been appointed to be the Fund’s sub-adviser.

8.	Comment:

On page 5, please provide the information required by Schedule 14A, Item 22(c)(9) on information required when a change in the investment advisory fee is sought.

U.S. Securities and Exchange Commission

November 13, 2015

Response:

Comment accepted. The requested change has been made by stating what the sub-advisory fees would have been if the subadvisory fees under the proposed investment sub-advisory agreement were in place during that time.

9.	Comment:

On page 5, for disclosure of the Harding Loevner LP (“Harding Loevner”) officers and owners, please include a heading and present the information in tabular form. If this disclosure is responsive to Schedule 14A, Item 22(c)(2), please provide all of the information requested therein.

Response:

Comment accepted. The requested changes have been made.

10.	Comment:

On page 5, the Preliminary Proxy states, “Harding Loevner does not currently provide investment management services to other investment companies with similar investment objectives to the Fund.” However, on page 8, the Preliminary Proxy has a discussion of Board review of the performance of “accounts managed by Harding Loevner with a similar investment objective as that proposed for the Fund.” Please reconcile these two statements. If Harding Loevner does advise other funds with a similar objective, please provide the information required by Schedule 14A, Item 22(c)(10).

Response:

Comment accepted. Harding Loevner advises other funds with a similar investment objective. Registrant has supplied the disclosure required by Item 22(c)(10).

11.	Comment:

On page 6, please consider changing the disclosure of advisory fees to a tabular format.

Response:

Comment accepted. The requested change has been made.

12.	Comment:

On page 9, paragraph 2, under the discussion of economies of scale, please explain how economies of scale would benefit shareholders, given that the investment adviser pays the subadviser out of the advisory fee, and the investment adviser’s fees are not changing.

Response:

Economies of scale that result from significantly increased assets would lower the investment management fee by breakpoints in the Investment Management Agreement. An investment adviser such as RE Advisers might also lower its investment management fee were certain breakpoints reached in the proposed Sub-advisory agreement, leading to a lower amount owed by the investment adviser to the sub-adviser and thus placing the adviser in the position to

U.S. Securities and Exchange Commission

November 13, 2015

consider lowering its investment management fee. Since the narrative discloses the reasons for the Board approval at its November 2, 2015 meeting, we have not modified that disclosure to contain this explanation.

13.	Comment:

In the discussion of the proposal, please disclose the expected results if the proposal is not approved.

Response:

Comment accepted. The requested disclosure has been added.

14.	Comment:

On page 11, in the heading above the Directors’ table, please consider changing “Company” to “Fund” for consistency.

Response:

Comment accepted. The requested change has been made.

15.	Comment:

On page 13, under the list of directors and principal executive officers of RE Advisers, please provide the principal occupation and business address for Martin C. Lowery. (This information is not needed for the other officers and directors, as it is disclosed elsewhere in the proxy statement.)

Response:

Comment accepted. The requested changes have been made.

*            *             *

The Registrant hereby represents and acknowledges that:

•	the Company is responsible for the adequacy and accuracy of the disclosure in the filing;

•	Staff comments or changes to disclosure in response to Staff comments do not foreclose the Commission from taking any action with respect to the filing; and

•	the Company may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

We believe that the foregoing has been responsive to the Staff’s comments. No fee is required in connection with this filing. Please call the undersigned at (703) 907-5953 if you have any questions or comments regarding this filing.

U.S. Securities and Exchange Commission

November 13, 2015

Very truly yours,

/s/ Kelly Whetstone, Esq.
Kelly Whetstone, Esq.
Secretary, Homestead Funds, Inc.

Attachment

cc:	Danielle C. Sieverling

Chief Compliance Officer